Leases (Details) - Schedule of components of lease expenses $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease cost
Amortization of right-of-use assets	$ 619
Interest of operating lease liabilities	29
Total Lease cost	$ 648